Annual Total Returns[BarChart] - Europe 30 ProFund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(8.39%)	15.63%	20.96%	(8.98%)	(10.89%)	7.46%	19.92%	(12.44%)	17.88%	(9.97%)